N-2	Feb. 11, 2025
Cover [Abstract]
Entity Central Index Key	0001997906
Amendment Flag	false
Securities Act File Number	333-275711
Investment Company Act File Number	811-23916
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	CION Grosvenor Infrastructure Fund
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	845-2577
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Exhibits Only, 462(d), File Number	333-275711
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Patrick T. Quinn, Esq.